Loans Receivable, Net (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loans Receivable, Net (Additional Textual) [Abstract]
Fixed Interest rate	$ 5,392,000	$ 5,925,000
Amounts of loans to executive officers and directors	3,100,000	4,000,000	4,100,000
Repayments on loans	54,000	86,000	12,000
New loans to executive officers and directors	198,000	666,000
Sale of executive officer and director loans	198,000	416,000
Net loans removed from the executive officer listing due to change in status of the officer or loan	943,000
Unpaid principal balances	$ 428,200,000	$ 417,400,000	$ 508,000,000
Minimum [Member]
Loans Receivable, Net (Textual) [Abstract]
Interest rates	2.50%	3.00%
Maximum [Member]
Loans Receivable, Net (Textual) [Abstract]
Interest rates	5.50%	6.79%